Income Tax Expenses - Per Share Effect of Tax Holidays (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net income per share effect – basic	¥ 0.02	¥ 0.14	¥ 0.13
Net income per share effect – diluted	¥ 0.02	¥ 0.13	¥ 0.13